Consolidated Statements of Cash Flows (USD $)	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
OPERATING ACTIVITIES
Net income	$ (219,572)	$ (227,129)
Items not involving cash:
Depreciation of property and equipment	7,100	3,946
Amortization of intangible assets	4,792	4,850
Stock-based compensation	48,571	10,374
Changes in operating working capital:
Decrease (Increase) in accounts receivable	16,004	(96,930)
Decrease (increase) in investment tax credits	(23,471)	174,474
Decrease (increase) in prepaid expenses	8,578	12,966
Increase (decrease) in accounts payable	13,507	16,961
Increase (decrease) in accrued liabilities	(2,139)	3,224
Increase (decrease) in deferred revenue	(26,096)	93,972
Cash flows provided by operating activities	(172,726)	(3,292)
INVESTING ACTIVITIES
Purchase of property and equipment	(5,913)	(914)
Proceeds on sale of assets
Cash flows used in investing activities
FINANCING ACTIVITIES
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	66,350	(24,324)
Increase in cash and cash equivalents	(112,289)	(28,530)
Cash and cash equivalents, beginning of period	1,386,737	1,591,507
Cash and cash equivalents, end of period	$ 1,274,448	$ 1,562,977